CONTINGENCIES (Environmental Obligations) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrual for Environmental Loss Contingencies [Roll Forward]
Balance at beginning of year		$ 1,174	$ 1,167	$ 1,222
Accretion Expense	[1]	78	77	79
Additions		33	16	73
Reductions	[2]	(3)	(6)	(77)
Spending		(67)	(80)	(130)
Balance at end of year		1,215	1,174	1,167
Less current portion		(100)	(105)	(121)
Long-term portion		1,115	1,069	$ 1,046
Estimated environmental cash payments (on an undiscounted and unescalated basis) [Abstract]
2016		100
2017		127
2018		104
2019		92
2020		85
Thereafter		1,800
Estimated Environmental Obligations on a Discounted Fair Value Basis			$ 1,100
Estimated Environmental Obligations on an Undiscounted and Unescalated Basis		2,300
Recorded environmental obligations for most significant sites		$ 1,000
Amount of Environmental Sites Evaluated, Percentage		20.00%
Minimum [Member]
Estimated environmental cash payments (on an undiscounted and unescalated basis) [Abstract]
Estimated Environmental Obligations on an Undiscounted and Unescalated Basis		$ 2,100
Maximum [Member]
Estimated environmental cash payments (on an undiscounted and unescalated basis) [Abstract]
Estimated Environmental Obligations on an Undiscounted and Unescalated Basis		$ 2,700

[1]	Represents accretion of the fair value of environmental obligations assumed in the 2007 acquisition of FMC, which were determined on a discounted cash flow basis.
[2]	Reductions primarily reflect revisions for changes in the anticipated scope and timing of projects and other noncash adjustments.